Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories
9.	Inventories

	December 31,
	2024	2023
Current inventory:
Finished goods	$2,596,456	$2,332,207
Work-in-process	128,451	92,439
Billets	2,601,270	1,929,808
Raw materials and supplies	4,574,146	4,661,167
Materials, spare parts and rollers	1,261,415	1,186,889
Materials in-transit	2,632	1,300
	$11,164,370	$10,203,810

Non-current inventory:

	December 31,
	2024	2023

Coke	$1,414,703	$1,249,353
Spare parts	70,486	73,268
Rollers	203,701	197,308
Finished goods	353,095	353,095
	2,041,985	1,873,024

Less, valuation allowance at the lower of cost or net realizable value.	(353,095)	(353,095)
	$1,688,890	$1,519,929

The Company has $ 1,414,703 and $ 1,249,353 of coke inventory on hand as of December 31, 2024 and 2023, respectively (See note 4-e), which the Company would use as an input to its blast furnace in the Lorain facility which is currently idled. Management of the Company continually evaluates both the idled facility and the coke inventory for impairment. Management periodically evaluates the potential degradation of the coke inventory and has determined that it continues to be suitable as a blast furnace input or, alternatively, for sale to other blast furnace facilities. As noted in note 2, the plants located in the United States of America ceased operations in October 2023. The existing inventories in these plants amounted to $ 4,381,748.00 in the short term and $ 1,414,703.00 in the long term as of December 31, 2024. At the end of the year, the coke inventories and an important part of the other inventories were evaluated by an expert in the field.